Schedule II - Condensed Financial Information of Registrant (Condensed Statements of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash flows from (used in) operating activities	$ 4,161,279		$ 3,480,451	$ 2,459,895
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	6,359,317		4,240,000	1,736,809
Fixed maturities, trading	1,570,879		802,378	97,693
Equity securities	2,558,597		961,421	189,237
Policy loans	214,557		188,153	182,973
Ceded Policy Loans Proceeds	(112,060)		(113,148)	(119,787)
Short-term investments	887,118		1,303,977	456,983
Commercial mortgage and other loans	490,870		731,440	167,888
Other invested assets	280,923		99,852	19,693
Notes receivable from parent and affiliates	245,595		722	4,500
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(17,330,688)		(13,766,055)	(7,544,596)
Fixed maturities, trading	(2,560,208)		(1,819,224)	(857,717)
Equity securities	(2,925,243)		(2,373,486)	(678,847)
Policy loans	(307,747)		(255,811)	(1,162,959)
Ceded policy loans	99,749		125,795	151,019
Short-term investments	(795,865)		(1,441,031)	(690,173)
Commercial mortgage and other loans	(2,725,871)		(2,392,198)	(1,341,450)
Other invested assets	(939,389)		(460,721)	(190,826)
Notes receivable from parent and affiliates	(378,745)		(367,700)	(44)
Other, net	(22,519)		(3,264)	(4,808)
Cash flows from (used in) investing activities	(15,499,064)		(14,367,670)	(9,639,503)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	16,982,148		17,265,165	12,101,043
Affiliated ceded policyholders’ account deposits	(2,093,412)		(1,169,002)	(1,189,331)
Policyholders’ account withdrawals	(4,832,965)		(3,980,496)	(3,695,248)
Affiliated ceded policyholders’ account withdrawals	685,223		764,421	625,238
Contributed capital	620,000		0	405,000
Return of capital	0		550,000	1,400,000
Other, net	(352,109)		36,725	34,110
Cash flows from (used in) financing activities	10,888,475		12,073,125	6,921,773
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(449,310)		1,185,906	(257,835)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,876,388		3,325,698	2,139,792	$ 2,397,627
CASH AND CASH EQUIVALENTS, END OF YEAR	2,876,388		3,325,698	2,139,792	2,397,627
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refunded), net	198,691	[1]	363,208	67,203
Interest paid	852		2,644	4,533
PRUCO Life Insurance Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash flows from (used in) operating activities	3,644,663		3,363,590	2,365,722
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	5,210,345		3,425,809	1,622,501
Fixed maturities, trading	1,560,828		800,588	95,872
Equity securities	2,278,334		957,650	189,210
Policy loans	173,984		157,478	152,275
Ceded Policy Loans Proceeds	(108,452)		(87,521)	(117,589)
Short-term investments	872,948		1,280,677	444,983
Commercial mortgage and other loans	370,562		724,559	157,116
Other invested assets	267,660		73,632	17,405
Notes receivable from parent and affiliates	231,823		722	3,858
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(15,563,807)		(12,273,347)	(6,762,400)
Fixed maturities, trading	(2,534,641)		(1,819,224)	(857,717)
Equity securities	(2,453,816)		(2,373,213)	(678,790)
Policy loans	(253,540)		(222,724)	(236,886)
Ceded policy loans	95,058		117,552	147,961
Short-term investments	(792,990)		(1,412,350)	(679,224)
Commercial mortgage and other loans	(2,503,344)		(2,145,910)	(1,239,173)
Other invested assets	(859,300)		(406,031)	(174,680)
Notes receivable from parent and affiliates	(354,399)		(297,850)	(31)
Capital contributions to subsidiaries	(407,432)		(549,964)	(323,909)
Return of capital from subsidiaries	403,596		414,859	0
Other, net	(141,435)		164,779	(60,358)
Cash flows from (used in) investing activities	(14,508,018)		(13,469,829)	(8,299,576)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	15,792,652		16,148,664	10,508,549
Affiliated ceded policyholders’ account deposits	(1,778,143)		(826,393)	(870,031)
Policyholders’ account withdrawals	(4,229,523)		(3,600,010)	(3,287,164)
Affiliated ceded policyholders’ account withdrawals	398,376		454,788	360,211
Contributed capital	620,000		0	405,000
Return of capital	0		550,000	1,400,000
Other, net	(498,508)		(329,656)	28,817
Cash flows from (used in) financing activities	10,304,854		11,297,393	5,745,382
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(558,501)		1,191,154	(188,472)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,586,041		3,144,542	1,953,388	2,141,860
CASH AND CASH EQUIVALENTS, END OF YEAR	2,586,041		3,144,542	1,953,388	$ 2,141,860
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refunded), net	174,626		360,742	57,749
Interest paid	$ 810		$ 2,644	$ 4,377

[1]	See Note 13 for additional information regarding the income taxes paid (refunded), net amount by jurisdiction for the year ended December 31, 2025.